Intangible Assets, Net and Goodwill - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charges	$ 0	$ 0
Accumulated impairment to goodwill	$ 0	$ 0